UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05871
                                                     ---------

                     Centennial California Tax Exempt Trust
                     --------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

                      Date of reporting period: 03/31/2008
                                                ----------


ITEM 1. SCHEDULE OF INVESTMENTS.

Centennial California Tax Exempt Trust

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                                   AMOUNT                         VALUE
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS -- 101.0%
-----------------------------------------------------------------------------------------------------------

CALIFORNIA -- 94.6%
Alameda Cnty., CA IDAU RB, Unique Elevator Interiors,
Series 2007, 2.35% 1                                     $      1,335,000              $      1,335,000
-----------------------------------------------------------------------------------------------------------
Anaheim, CA PFAU RB, UBS Municipal Custodial Residual
& Variable Securities, Series 2007-1045, 2.24% 1,2              3,750,000                     3,750,000
-----------------------------------------------------------------------------------------------------------
CA ABAG FAU for Non-Profit Corps. RB, Marin Country
Day School, Series 2007, 2.05% 1                                1,200,000                     1,200,000
-----------------------------------------------------------------------------------------------------------
CA Dept. of Water Resources Power Supply RB, PTTR,
Series 2665, 2.29% 1,2                                          1,750,000                     1,750,000
-----------------------------------------------------------------------------------------------------------
CA Dept. of Water Resources Power Supply RB, Subseries
G-2, 1.98% 1                                                    1,000,000                     1,000,000
-----------------------------------------------------------------------------------------------------------
CA EDLFA Pepperdine University RRB, Eclipse Funding
Trust Solar Eclipse Certificates-Series 2006-0065,
2.23% 1,2                                                       2,200,000                     2,200,000
-----------------------------------------------------------------------------------------------------------
CA Golden State Tobacco Securitization Corp., 5.75%,
4/1/08                                                            100,000                       100,538
-----------------------------------------------------------------------------------------------------------
CA Golden State Tobacco Securitization Corp. RB,
SPEARS Deutsche Bank/Lifers Trust-Series DBE-525,
2.24% 1,2                                                       3,355,000                     3,355,000
-----------------------------------------------------------------------------------------------------------
CA GOUN, MSTFC Series 2178, 2.18% 1,2                           6,095,000                     6,095,000
-----------------------------------------------------------------------------------------------------------
CA GOUN, PTTR, Series 2654, 2.29% 1,2                           4,490,000                     4,490,000
-----------------------------------------------------------------------------------------------------------
CA I&E Development Bank IDV RRB, Lance Camper
Manufacturing Corp., Series 2000A, 2.30% 1                      2,000,000                     2,000,000
-----------------------------------------------------------------------------------------------------------
CA I&E Development Bank RB, Starter & Alternator
Project, Series 1999, 2.32% 1                                   3,900,000                     3,900,000
-----------------------------------------------------------------------------------------------------------
CA Municipal FAU MH RB, PTTR, Series 2410, 2.39% 1,2            1,100,000                     1,100,000
-----------------------------------------------------------------------------------------------------------
CA Municipal FAU RB, Republic Services, Inc. Project,
Series A, 2.05% 1                                               1,000,000                     1,000,000
-----------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, AVI-PGS Project, Series 2008A, 2.25% 1         2,815,000                     2,815,000
-----------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Garden City Sanitation, Series A,
2.30% 1                                                         2,615,000                     2,615,000
-----------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, George Borba & Son Dairy Project,
2.39% 1                                                         3,800,000                     3,800,000
-----------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Greenwaste Recovery, Inc. Project,
Series 2007A, 2.30% 1                                           3,305,000                     3,305,000
-----------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Greenwaste Recovery, Inc. Project,
Series A, 2.30% 1                                               1,880,000                     1,880,000
-----------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Marin San Services Project, Series A,
2.30% 1                                                         1,400,000                     1,400,000
-----------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Penas Disposal, Inc. Project, Series
A, 2.30% 1                                                      1,345,000                     1,345,000
-----------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Ratto Group Cos. Project, Series
2007A, 2.30% 1                                                  1,200,000                     1,200,000
-----------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Sunset Waste Paper, Inc. Project,
2.30% 1                                                         2,750,000                     2,750,000
-----------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Sunset Waste Paper, Inc. Project,
Series A, 2.30% 1                                               1,905,000                     1,905,000
-----------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Valley Vista Services, Inc., Series
A, 2.30% 1                                                        300,000                       300,000
-----------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Vanderham/J&D Wilson Dairy Project,
Series 2004, 2.39% 1                                            2,500,000                     2,500,000
-----------------------------------------------------------------------------------------------------------

                   1 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

Centennial California Tax Exempt Trust

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                                   AMOUNT                         VALUE
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS CONTINUED
-----------------------------------------------------------------------------------------------------------

CALIFORNIA CONTINUED
-----------------------------------------------------------------------------------------------------------
CA RB, SPEARS Deutsche Bank/Lifers Trust-Series
DB-477, 2.29% 1,2                                        $      6,025,000              $      6,025,000
-----------------------------------------------------------------------------------------------------------
CA REF GOUN, Kindergarten University, Series 2004B-6,
1.70% 1                                                         5,000,000                     5,000,000
-----------------------------------------------------------------------------------------------------------
CA REF GOUN, P-Floats Series PT-4166, 2.20% 1,2                 4,980,000                     4,980,000
-----------------------------------------------------------------------------------------------------------
CA REF GOUN, Reset Option Certificates II-R
Trust-Series 3049, 2.25% 1,2                                    4,425,000                     4,425,000
-----------------------------------------------------------------------------------------------------------
CA SCDAU RB, House Ear Institute Project, Series 2007,
2.43% 1                                                         7,910,000                     7,910,000
-----------------------------------------------------------------------------------------------------------
CA SCDAU RB, Western University of Health Sciences,
Series A, 1.95% 1                                               8,500,000                     8,500,000
-----------------------------------------------------------------------------------------------------------
Chino Basin, CA Regional FAU RB, SPEARS Deutsche
Bank/Lifers Trust-Series DBE-500, 2.27% 1,2                     2,720,000                     2,720,000
-----------------------------------------------------------------------------------------------------------
East Side, CA Unified High SDI REF GOUN, SPEARS
Deutsche Bank/Lifers Trust-Series DB-296, 2.25% 1               6,960,000                     6,960,000
-----------------------------------------------------------------------------------------------------------
Foothill-De Anza, CA Community College District GOUN,
Series 1844, 2.31% 1,2                                          4,950,000                     4,950,000
-----------------------------------------------------------------------------------------------------------
Foothill/Eastern Corridor Agency, CA Toll Road RB, Sr.
Lien, Series A, 7.05%, 1/1/09                                   5,000,000                     5,150,618
-----------------------------------------------------------------------------------------------------------
Hacienda La Puente, CA USD REF GOUN, P-Floats Series
PT-2877, 2.20% 1,2                                              4,400,000                     4,400,000
-----------------------------------------------------------------------------------------------------------
Hesperia, CA USD COP, Interim School Facilities
Funding Program, Series 2004, 2.15% 1                           1,000,000                     1,000,000
-----------------------------------------------------------------------------------------------------------
Irvine, CA USD SPTX Bonds, Austin Trust
Certificates-Series BOA 315, 2.27% 1,2                          6,000,000                     6,000,000
-----------------------------------------------------------------------------------------------------------
Kings Canyon, CA Joint USD GOUN, SPEARS Deutsche
Bank/Lifers Trust-Series DBE-537, 2.27% 1,2                     1,305,000                     1,305,000
-----------------------------------------------------------------------------------------------------------
Los Angeles Cnty., CA MTAU Proposition C Sales Tax RB,
Series A, 1.70%, 6/5/08                                         2,500,000                     2,500,000
-----------------------------------------------------------------------------------------------------------
Los Angeles Cnty., CA MTAU Sales Tax RRB, Series A,
3%, 7/1/08                                                      2,315,000                     2,315,000
-----------------------------------------------------------------------------------------------------------
Los Angeles, CA COP, Loyola High School, Series A,
2.05% 1                                                           640,000                       640,000
-----------------------------------------------------------------------------------------------------------
Los Angeles, CA Dept. of Airports RB, Los Angeles
International Airport, Series A, 1.85%, 6/10/08                 3,000,000                     3,000,000
-----------------------------------------------------------------------------------------------------------
Los Angeles, CA Municipal Improvement Corp. RB, Series
A-1 & 2, 3.10%, 4/4/08                                          1,200,000                     1,200,000
-----------------------------------------------------------------------------------------------------------
Los Angeles, CA Municipal Improvement RB, Series A-2,
2.10%, 6/6/08                                                   1,000,000                     1,000,000
-----------------------------------------------------------------------------------------------------------
Los Angeles, CA REF GOUN, Austin Trust
Certificates-Series 2008-1069, 2.21% 1,2                        2,000,000                     2,000,000
-----------------------------------------------------------------------------------------------------------
Los Angeles, CA Wastewater System RB, Reset Option
Certificates II-R Trust-Series 10270, 2.24% 1,2                 1,000,000                     1,000,000
-----------------------------------------------------------------------------------------------------------
Los Angeles, CA Water & Power RB, PTTR, Series 2289,
2.71% 1                                                         2,150,000                     2,150,000
-----------------------------------------------------------------------------------------------------------
Modesto, CA MH RRB, Shadowbrook Apts., Series A, 2% 1           1,725,000                     1,725,000
-----------------------------------------------------------------------------------------------------------
Oxnard, CA FAU Water RB, Eclipse Funding Trust Solar
Eclipse Certificates-Series 2006-0085, 2.27% 1,2                9,000,000                     9,000,000
-----------------------------------------------------------------------------------------------------------

                   2 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

Centennial California Tax Exempt Trust

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                                  PRINCIPAL
                                                                     AMOUNT                         VALUE
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS CONTINUED
-------------------------------------------------------------------------------------------------------------

CALIFORNIA CONTINUED
-------------------------------------------------------------------------------------------------------------
Palomar Pomerado Health, CA GOUN, MSTFC Series
2006-2234, 2.31% 1,2                                       $      1,000,000              $      1,000,000
-------------------------------------------------------------------------------------------------------------
Rancho Santiago, CA Community College District GOUN,
AAMC Series 2006-76, 2.21% 1,2                                    2,500,000                     2,500,000
-------------------------------------------------------------------------------------------------------------
Riverside Cnty., CA Transportation Commission RB,
Series A, 2%, 6/4/08                                              1,000,000                     1,000,000
-------------------------------------------------------------------------------------------------------------
Riverside Cnty., CA Transportation Commission RB,
Series A, 2.05%, 6/5/08                                             500,000                       500,000
-------------------------------------------------------------------------------------------------------------
Riverside Cnty., CA Transportation Commission RB,
Series A, 2.10%, 6/6/08                                           4,000,000                     4,000,000
-------------------------------------------------------------------------------------------------------------
Riverside Cnty., CA Transportation Commission RB,
Series B, 1.75%, 5/7/08                                           1,000,000                     1,000,000
-------------------------------------------------------------------------------------------------------------
Sacramento Cnty., CA HAU MH RB, Reset Option
Certificates II-R Trust-Series 10010CE, 2.41% 1,2                 3,000,000                     3,000,000
-------------------------------------------------------------------------------------------------------------
Sacramento Cnty., CA HAU MH RB, Reset Option
Certificates II-R Trust-Series 823CE, 2.38% 1,2                   1,080,000                     1,080,000
-------------------------------------------------------------------------------------------------------------
Sacramento, CA MUD RB, Series J, 0.95%, 4/4/08                    4,000,000                     4,000,000
-------------------------------------------------------------------------------------------------------------
San Diego Cnty., CA COP, Friends of Chabad Lubavitch
Project, 2.05% 1                                                    200,000                       200,000
-------------------------------------------------------------------------------------------------------------
San Diego, CA USD GOUN, AAMC Series 2003-26, 2.21% 1,2            1,000,000                     1,000,000
-------------------------------------------------------------------------------------------------------------
San Francisco City & Cnty., CA PUC Wastewater RB,
1.05%, 8/11/08                                                    2,500,000                     2,500,000
-------------------------------------------------------------------------------------------------------------
San Francisco City & Cnty., CA PUC Wastewater RB,
1.95%, 6/4/08                                                     2,000,000                     2,000,000
-------------------------------------------------------------------------------------------------------------
San Francisco, CA City & Cnty. MH RB, Geary Court,
Goldman Sachs Pool Trust-Series 2007-124G, 2.24% 1,2              9,500,000                     9,500,000
-------------------------------------------------------------------------------------------------------------
San Joaquin, CA Transportation Authority Sales Tax RB,
0.70%, 8/12/08                                                    2,500,000                     2,500,000
-------------------------------------------------------------------------------------------------------------
Santa Clara Cnty., CA El Camino Hospital FAU RB, 2.03% 1          3,200,000                     3,200,000
-------------------------------------------------------------------------------------------------------------
Sausalito, CA MH RB, Rotary Village Senior Housing
Project, Series 2003, 2.05% 1                                     2,320,000                     2,320,000
-------------------------------------------------------------------------------------------------------------
Turlock, CA Irrigation District RB, Series A, 2.62%,
4/4/08                                                            1,000,000                     1,000,000
-------------------------------------------------------------------------------------------------------------
Vacaville, CA USD GOUN, Eclipse Funding Trust Solar
Eclipse Certificates-Series 2007-0079, 2.27% 1,2                 10,300,000                    10,300,000
-------------------------------------------------------------------------------------------------------------
Vallejo, CA Water RB, Series A, 2.08% 1                           4,000,000                     4,000,000
-------------------------------------------------------------------------------------------------------------
Victorville, CA Joint Powers FAU Lease RRB,
CoGeneration Facilities, Series 2007A, 2.20% 1                   11,000,000                    11,000,000
                                                                                           ------------------
                                                                                              222,546,156

-------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS -- 6.4%
Puerto Rico CMWLTH Aqueduct & Sewer Authority RB,
Reset Option Certificates II-R Trust-Series 10001CE,
2.27% 1                                                           3,500,000                     3,500,000
-------------------------------------------------------------------------------------------------------------
Puerto Rico CMWLTH HTAU RRB, Dexia Credit Local
Certificates Trust-Series 2008-008, 2.26% 1,2                     4,425,000                     4,425,000
-------------------------------------------------------------------------------------------------------------

                   3 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

Centennial California Tax Exempt Trust

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                                    AMOUNT                        VALUE
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS CONTINUED
-----------------------------------------------------------------------------------------------------------

U.S. POSSESSIONS CONTINUED
Puerto Rico Electric PAU RRB, Dexia Credit Local
Certificates Trust-Series 2008-013, 2.26% 1,2            $       7,050,000             $      7,050,000
                                                                                       --------------------
                                                                                             14,975,000

-----------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $237,521,156)                      101.0%                 237,521,156
-----------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                 (1.0)                  (2,251,364)

                                                         --------------------------------------------------
Net Assets                                                           100.0%            $    235,269,792
                                                         ==================================================

Footnotes to Statement of Investments

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

AAMC          ABN AMRO Munitops Certificates
ABAG          Association of Bay Area Governments
CMWLTH        Commonwealth
COP           Certificates of Participation
EDLFA         Educational Facilities Authority
FAU           Finance Authority
GOUN          General Obligation Unlimited Nts.
HAU           Housing Authority
HTAU          Highway & Transportation Authority
I&E           Infrastructure and Economic
IDAU          Industrial Development Authority
IDV           Industrial Development
MH            Multifamily Housing
MSTFC         Morgan Stanley & Co., Inc. Trust Floater Certificates
MTAU          Metropolitan Transportation Authority
MUD           Municipal Utility District
P-Floats      Puttable Floating Option Tax Exempt Receipts
PAU           Power Authority
PCFAU         Pollution Control Finance Authority
PFAU          Public Finance Authority
PTTR          Puttable Tax Exempt Receipts
PUC           Public Utilities Commission
RB            Revenue Bonds
REF           Refunding
RRB           Revenue Refunding Bonds
SCDAU         Statewide Communities Development Authority
SDI           School District
SPTX          Special Tax
SWD           Solid Waste Disposal
USD           Unified School District

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on March 31, 2008. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $109,400,000 or 46.50% of the Trust's net assets as of March 31, 2008.

NOTES TO FINANCIAL STATEMENTS

                   4 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

Centennial California Tax Exempt Trust

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Trust's Board of Trustees.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                   5 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2008, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial California Tax Exempt Trust

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 05/14/2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 05/14/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 05/14/2008